Financial assets, liabilities and financial result (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

	Orange
	consolidated					O/w eliminations
	financial	O/w telecom		O/w Orange		telecom activities
(in millions of euros)	statements	activities	Note	Bank	Note	/ bank
Non-current financial assets related to Orange Bank activities	1,617	—		1,617	15.1.1	—
Non-current financial assets	2,282	2,309	11.7	—		(27)	(1)
Non-current derivatives assets	263	263	11.8	—	15.1.3	—
Current financial assets related to Orange Bank activities	3,075	—		3,075	15.1.1	—
Current financial assets	2,748	2,748	11.7	—		—
Current derivatives assets	139	122	11.8	17	15.1.3	—
Cash and cash equivalents	5,634	5,081		553		—

Non-current financial liabilities related to Orange Bank activities	0	—		27	15.1.2	(27)	(1)
Non-current financial liabilities	26,749	26,749	11.3	—		—
Non-current derivatives liabilities	775	712	11.8	63	15.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,835	—		4,835	15.1.2	—
Current financial liabilities	7,270	7,270	11.3	—		—
Current derivatives liabilities	133	133	11.8	—	15.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets

After application of IFRS 9 on January 1st, 2018, the financial assets break down as follows:

			December 31, 2018		January 1, 2018 (1)
(in millions of euros)	Non-current		Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	254		—	254	208
Investments securities	254		—	254	208
Financial assets at fair value through profit or loss	1,358		2,683	4,041	4,347
Investments at fair value	—		2,683	2,683	2,647
o/w negotiable debt securities (2)	—		2,679	2,679	2,498
o/w other	—		4	4	149	(3)
Investments securities	805		—	805	1,005
Cash collateral paid (4)	553		—	553	695
Financial assets at amortized cost	697		65	762	405
Receivables related to investments	41	(5)	14	55	46
Other	656	(6)	51	707	359
Total financial assets	2,309		2,748	5,057	4,960

(1)	Figures have been adjusted after IFRS 9 application (see Note 2.3).
(2)	NEU Commercial Papers only.
(3)	OAT bonds (repurchase agreement with Orange Bank).
(4)	See Note 12.5.
(5)	Including loan from Orange SA to Orange Bank for 27 million euros.
(6)	Including the escrowed amount of 346 million euros related to the Digicel litigation (see Note 16.1).

For the periods 2017 and 2016, for which the IFRS 9 standard was not applied as authorized by the standard, the financial assets broke down as follows:

(in millions of euros)	December 31, 2017		December 31, 2016
Assets available for sale
Equity securities	1,067		1,878
Financial assets at fair value
Investments at fair value	2,647		1,576
o/w negotiable debt securities	2,498		1,576
o/w others	149	(1)	—
Equity securities measured at fair value	146		80
Cash collateral paid	695		77
Other financial assets
Receivables related to investments	46	(2)	47
Other	359		344
Total	4,960		4,002

(1)	OAT bonds (repurchase agreement with Orange Bank)
(2)	Including loan from Orange SA to Orange Bank for 27 million euros.

Schedule of investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	208
Acquisitions	75
Changes in fair value	(22)
Sales	(7)
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	254

Schedule of investment securities measured at fair value through profit or loss

Investment securities measured at fair value through profit or loss

(in millions of euros)	2018
Investment securities measured at fair value through profit or loss - in the opening balance	1,005
Changes in fair value	(101)
Sale of BT shares	(53)
Other movements	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	805

At the end of December 2018, investment securities measured at fair value through profit or loss mainly concerns BT securities.

For the periods 2017 and 2016, for which IFRS 9 was not applied as authorized, the change in investment securities broke down as follows:

(in millions of euros)	2017	2016
Investment securities - in the opening balance	1,878	144
BT shares received as remuneration for the disposal of EE	—	2,462
Sale of one third of BT shares	(570)	—
Impairment of BT shares maintained excluding effect of FX risk hedge (1)	(325)	(753)
Changes in fair value	20	1
Other movements	64	24
Investment securities - in the closing balance	1,067	1,878

(1)

As at December 31, 2017, the Group maintained 266 million of BT shares, whose fair value amounts to 814 million euros against 1,139 million euros at December 31, 2016. The fair value of the total of BT shares held amounted to 1,709 million euros at December 31, 2016.

Schedule of change in cash flow hedge reserve

(in millions of euros)	2017	2016
Gain (loss) recognized in other comprehensive income during the period (1)	51	(288)
Reclassification in financial result for the period	(10)	(79)
Reclassification in operating income for the period	(3)	(1)
Reclassification in initial carrying amount of hedged item	11	4
Other comprehensive income	49	(364)

(1)	Mainly includes hedges of future interests on debts denominated in foreign currencies using cross currency swaps.

Schedule of hedges unmatured and their effects on financial statements

	Hedged risk
(in millions of euros)	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

			Forward
Hedging instruments	(160)	Cross Currency Swap	FX swap	Interest rate swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	(0)	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3

Hedged item		Purchases of handsets
Balance sheet item	Bonds and credit line	and equipment	Bonds and Leasing

	Current and non current	Property, plant and	Current and non current
	financial liabilities	equipment	financial liabilities

Schedule of hedging instrument reserve

	December 31,	December 31,
(in millions of euros)	2017	2016
Other comprehensive income related to unmatured hedging instruments	(686)	(763)
O/w Orange SA	(666)	(738)
O/w other entities	(20)	(25)
Reserve to be amortized for discontinued hedges	486	514
Other comprehensive income related to hedging instruments	(200)	(249)

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net finance costs and other comprehensive income on financial assets and liabilities

							Other
							comprehensive
	Finance costs, net						income
		Gains
		(losses) on
		assets
	Cost of	contributing		Foreign
	gross	to net	Cost of net	exchange	Other net
	financial	financial	financial	gains	financial	Finance
(in millions of euros)	debt	debt	debt	(losses)	expenses(1)	costs, net	Reserves
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)
2017
Financial assets	—	11	11	(54)	(346)		20
Financial liabilities	(1,357)	—	(1,357)	1,217	—		—
Derivatives	83	—	83	(1,226)	—		49
Discounting expense	—	—	—	—	(43)		—
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69
2016
Financial assets	—	23	23	(334)	(509)		(4)
Financial liabilities	(1,468)	—	(1,468)	130	—		61	(2)
Derivatives	61	—	61	55	—		(361)
Discounting expense	—	—	—	—	(55)		—
Total	(1,407)	23	(1,384)	(149)	(564)	(2,097)	(304)

(1)	Include effects related to the investment in BT for (51) million euros in 2018, (372) million euros in 2017 and (533) million euros in 2016.
(2)	Bonds designated as net investment hedge.

Schedule of net financial debt

		December 31,	December 31,		December 31,
(in millions of euros)	Note	2018	2017		2016
TDIRA	11.4	822	1,234		1,212
Bonds	11.5	27,070	25,703		27,370
Bank loans and from development organizations and multilateral lending institutions	11.6	3,664	2,961		2,710
Finance lease liabilities		584	571		622
Cash collateral received	12.5	82	21		541
NEU Commercial Papers (1)		1,116	1,358		542
Bank overdrafts		318	193		278
Other financial liabilities		363	434		250
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		34,019	32,475		33,525
Current and non-current Derivatives (liabilities)	11.1	845	963		561
Current and non-current Derivatives (assets)	11.1	(385)	(234)		(960)
Other comprehensive income components related to unmatured hedging instruments		(721)	(686)		(763)
Gross financial debt after derivatives (a)		33,758	32,518		32,363
Cash collateral paid (2)	11.7	(553)	(695)		(77)
Investments at fair value (3)	11.7	(2,683)	(2,647)		(1,576)
Cash equivalents	11.1	(2,523)	(3,166)		(3,942)
Cash	11.1	(2,558)	(2,167)	(4)	(2,324)
Assets included in the calculation of net financial debt (b)		(8,317)	(8,675)		(7,919)
Net financial debt (a) + (b)		25,441	23,843		24,444

(1)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 11.7)
(4)

As at December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation (see Note 16.1).

Schedule of changes in financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement

			Other changes with no impact on cash flows from financing activities
(in millions of euros)	December 31, 2017	Cash flows	Changes in the scope of consolidation	Foreign exchange movement	Other		December 31, 2018
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Papers	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly accrued interests.

			Other changes with no impact on cash
			flow from financing activities
			Changes in	Foreign
	December		the scope of	exchange		December
(in millions of euros)	31, 2016	Cash flows	consolidation	movement	Other	31, 2017
TDIRA	1,212	—	—	—	22	1,234
Bonds	27,370	(460)	—	(1,104)	(103) (1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	—	(54)	11	2,961
Finance lease liabilities	622	(96)	—	—	45	571
Cash collateral received	541	(520)	—	—	—	21
NEU Commercial Papers	542	818	—	(2)	—	1,358
Bank overdrafts	278	(66)	—	(19)	—	193
Other financial liabilities	250	196	—	(21)	9	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	—	(1,200)	(16)	32,475
Net derivatives	(399)	(66)	—	1,183	11	729
Cash collateral paid	(77)	(618)	—	—	—	(695)
Cash flows from financing activities		(518)

(1)	Mainly accrued interests.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	21,204	7,550	2,748	55	269	87	508	1,337	33,758
Financial assets included in the calculation of net financial debt	(7,149)	(77)	(3)	(118)	(6)	(44)	(105)	(815)	(8,317)
Net debt by currency before effect of foreign exchange derivatives (1)	14,055	7,473	2,745	(63)	263	43	403	522	25,441
Effect of foreign exchange derivatives	9,892	(7,656)	(3,645)	1,657	—	—	—	(248)	—
Net financial debt by currency after effect of foreign exchange derivatives	23,947	(183)	(900)	1,594	263	43	403	274	25,441

(1)	Including the market value of derivatives in local currency.

Schedule of net financial debt by entity

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Orange SA	23,896	22,501	23,154
FT Immo H	404	482	536
Médi Telecom	403	390	423
Orange Egypt	188	107	309
Orange Espagne	136	113	169
Other	414	250	(147)
Net financial debt	25,441	23,843	24,444

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Number of securities	57,981	89,398	89,398
Equity component before deferred taxes	196	303	303
Debt component	822	1,234	1,212
o/w accrued interests not yet due	4	7	7
Paid interest	27	27	30

Schedule of consolidated net income of investment

(in millions of euros)	2018	2017	2016
Fair value variation of remaining BT shares before hedge of FX risk	(99)	(303)	(468)
Foreign exchange hedging effect	6	32	151
Impact of 2017 sale	—	(126)	(251)
Impact of 2018 sales	(2)	(22)	(34)
Dividends received	44	47	69
Effect in the consolidated financial net income of the investment in BT	(51)	(372)	(533)

Schedule of derivatives

	December 31, 2018	December 31, 2017	December 31, 2016
(in millions of euros)	Net	Net	Net
Hedging derivatives	(162)	(447)	527
Cash flow hedge derivatives	(160)	(447)	553
Fair value hedge derivatives	(2)	(0)	(26)
Derivatives held for trading (1)	(298)	(282)	(128)
Net derivatives(2)	(460)	(729)	399

(1)

Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 13.4) for (246) million euros in 2018, (203) million euros in 2017 and (152) million euros in 2016.

(2)

Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 512 million euros in 2018, 125 million euros in 2017 and 1,254 million euros in 2016. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

Schedule of maturity analysis

	Notional amounts of hedging instruments per maturity (in millions of hedged currency units)
					2023
					and
Orange SA	2019	2020	2021	2022	beyond
Cross currency swaps
GBP	—	238	517	—	1,362	(1)
HKD	—	—	—	—	1,110	(2)
JPY	7,500	—	—	—	—
NOK	—	—	—	—	1,300	(3)
USD	3,250	47	1,000	—	4,200	(4)
Interest rate swaps
EUR	—	—	255	—	100	(5)
FT Immo H
Interest rate swaps
EUR	—	38	75	71	45

(1)	262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 250 MGBP with a maturity 2034 and 350 MGBP with a maturity 2050.
(2)	1,110 MHKD with a maturity 2023.
(3)	500 MNOK with a maturity 2025 and 800 MNOK with a maturity 2028.
(4)	2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(5)	100 MEUR with a maturity 2030.

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

	Initial notional
	amount				Oustanding amount (in millions of euros)
	(in millions of				December 31,	December 31,	December 31,
Notional currency	currency units)	Maturity	Interest rate (%)		2018	2017	2016
Bonds matured before December 31, 2018						3,131	5,457
EUR	750	January 23, 2019	4.125		750	750	750
JPY	7,500	January 24, 2019	1.41625		60	56	61
USD	750	February 6, 2019	2.75		655	625	712
USD	1,250	July 8, 2019	5.375		1,092	1,042	1,186
EUR	750	October 2, 2019	1.875		750	750	750
USD	1,250	November 3, 2019	1.625		1,092	1,042	1,186
EUR	25	February 10, 2020	4.2		25	25	25
EUR(1)	25	February 10, 2020	10Y CMS + 0.80		25	25	25
EUR	1,000	April 9, 2020	3.875		1,000	1,000	1,000
GBP	450	November 10, 2020	7.25		266	268	278
EUR	1,250	January 14, 2021	3.875		1,250	1,250	1,250
GBP(2)	517	June 27, 2021	0.375		578	583	—
USD	1,000	September 14, 2021	4.125		873	834	949
EUR	255	October 13, 2021	10Y CMS + 0.69		255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50		272	272	272
EUR	1,000	June 15, 2022	3.000		1,000	1,000	1,000
EUR	500	September 16, 2022	3.375		500	500	500
EUR	500	March 1, 2023	2.5		500	500	500
EUR	750	September 11, 2023	0.75		750	750	—
HKD	700	October 6, 2023	3.23		78	75	86
HKD	410	December 22, 2023	3.55		46	44	50
EUR	650	January 9, 2024	3.125		650	650	650
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	—	—
NOK	500	September 17, 2025	3.35		50	51	55
GBP	350	December 5, 2025	5.25		293	296	306
MAD(3)	1,090	December 18, 2025	3.97		100	—	—
MAD(3)	720	December 18, 2025	1Y BDT + 1.00	(4)	66	—	—
EUR	75	November 30, 2026	4.125		75	75	75
EUR	750	February 3, 2027	0.875		750	750	750
EUR	500	September 9, 2027	1.5		500	500	—
EUR	1,000	March 20, 2028	1.375		1,000	—	—
EUR	50	April 11, 2028	3.22		50	50	50
NOK	800	July 24, 2028	2.955		80	—	—
GBP	500	November 20, 2028	8.125		559	564	584
EUR	150	April 11, 2029	3.3		150	150	150
EUR	1,000	January 16, 2030	1.375		1,000	—	—
EUR	1,200	September 12, 2030	1.875		1,200	—	—
EUR	105	September 17, 2030	2.6		105	105	105
EUR	100	November 6, 2030	1.628	(5)	100	100	100
USD	2,500	March 1, 2031	9.000	(6)	2,150	2,052	2,335
EUR	50	December 5, 2031	4.300 (zero coupon)		67	64	61
EUR	50	December 8, 2031	4.350 (zero coupon)		67	65	62
EUR	50	January 5, 2032	4.450 (zero coupon)		65	62	59
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.75		55	55	55

(1)	Bond measured at fair value through profit or loss.
(2)	Exchangeable bonds in BT shares (see below).
(3)	Bonds issued by Médi Telecom.
(4)	Bonds bearing interests at 52 weeks Moroccan treasury bonds rate + 100 basis points (3.45 % until november 2019).
(5)	Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (1.628% until November 2018). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(6)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 12.3.

	Initial notional
	amount			Oustanding amount (in millions of euros)
	(in millions of			December 31,	December 31,	December 31,
Notional currency	currency units	Maturity	Interest rate %	2018	2017	2016
GBP	500	January 23, 2034	5.625	559	564	584
EUR	50	April 16, 2038	3.5	50	50	50
USD	900	January 13, 2042	5.375	786	750	855
USD	850	February 6, 2044	5.5	742	709	807
GBP	500	November 22, 2050	5.375	559	564	585
Oustanding amount of bonds				26,695	25,253	26,820
Accrued interest				527	550	640
Amortized cost				(152)	(100)	(90)
Total				27,070	25,703	27,370

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

	December 31,		December 31,	December 31,
(in millions of euros)	2018		2017	2016
Sonatel	343		289	176
Médi Telecom	335		385	177
Orange Côte d’Ivoire	225		275	118
Orange Egypt	210		183	302
Orange Mali	200		64	19
Orange Cameroon	105		101	112
Other	156		176	143
Bank loans	1,574		1,473	1,047
Orange SA	2,023	(1)	1,388	1,530
Orange Espagne	67		100	133
Loans from development organizations and multilateral lending institutions(2)	2,090		1,488	1,663
Total	3,664		2,961	2,710

(1)	Orange SA negotiated in June 2018 two loans with the European Investment bank for a total notional of 650 million euros maturing in 2025.
(2)	Primarily the European Investment Bank.